Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of maturities of future lease obligations

As of September 30, 2025, the maturities of future lease obligations were as follows:

Amount
Year	(in thousands)
2025 (October 1 through December 31)	$512
2026	2,060
2027	1,841
2028	570
2029	585
Thereafter	1,420
Total lease payments	6,988
Less: Discount	1,222
Present value of lease liabilities	5,766
Current portion of lease liabilities (October 1, 2025 through September 30, 2026)	1,655
Non-current portion of lease liabilities	$4,111

As of December 31, 2024, the maturities of lease liabilities were as follows:

Amount
Year	(in thousands)
2025	$1,926
2026	2,060
2027	1,841
2028	570
2029	585
Thereafter	1,420
Total lease payments	8,402
Less: Discount	1,592
Present value of lease liabilities	6,810
Current portion of lease liabilities	1,513
Non-current portion of lease liabilities	$5,297